Quarterly Holdings Report
for
Fidelity® Value Fund
July 31, 2024
VAL-NPRT3-0924
1.804828.120
Common Stocks - 99.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	861,600	30,050
Liberty Latin America Ltd. Class C (b)	208,900	2,214
		32,264
Entertainment - 0.2%
Ubisoft Entertainment SA (b)	949,400	19,517
Interactive Media & Services - 0.6%
Zoominfo Technologies, Inc. (b)	4,764,200	54,121
Media - 2.3%
Comcast Corp. Class A	560,400	23,128
Grupo Televisa SA de CV (CPO) sponsored ADR	10,590,700	23,088
Interpublic Group of Companies, Inc.	2,025,400	65,157
Nexstar Media Group, Inc.	263,700	48,729
Thryv Holdings, Inc. (b)	1,572,263	30,628
WPP PLC	3,466,000	33,433
		224,163
TOTAL COMMUNICATION SERVICES		330,065
CONSUMER DISCRETIONARY - 11.7%
Automobile Components - 1.0%
Aptiv PLC (b)	902,300	62,611
Autoliv, Inc.	356,700	36,077
		98,688
Automobiles - 0.6%
Harley-Davidson, Inc.	1,524,900	57,184
Broadline Retail - 0.2%
Kohl's Corp. (c)	1,101,900	23,867
Distributors - 0.6%
LKQ Corp.	1,329,400	55,170
Diversified Consumer Services - 0.3%
H&R Block, Inc.	472,822	27,395
Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations, Inc. (b)	962,400	41,585
Marriott Vacations Worldwide Corp.	356,200	30,127
Red Rock Resorts, Inc.	149,069	8,497
		80,209
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	326,000	52,509
Newell Brands, Inc.	2,000,000	17,180
Tempur Sealy International, Inc.	1,042,600	54,580
		124,269
Leisure Products - 1.3%
BRP, Inc.	735,972	53,322
Brunswick Corp.	378,000	30,788
Topgolf Callaway Brands Corp. (b)(c)	2,765,700	45,634
		129,744
Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc.	442,479	23,925
Camping World Holdings, Inc. (c)	1,664,700	38,088
Gap, Inc.	1,406,100	33,015
Lithia Motors, Inc. Class A (sub. vtg.)	234,700	64,855
Sally Beauty Holdings, Inc. (b)	2,016,090	23,084
Signet Jewelers Ltd. (c)	489,477	41,180
Ulta Beauty, Inc. (b)	42,700	15,581
Upbound Group, Inc.	1,394,574	52,617
Victoria's Secret & Co. (b)	909,033	16,135
		308,480
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd. (b)	1,092,700	36,649
Dr. Martens Ltd. (c)	14,428,400	13,169
Gildan Activewear, Inc.	1,867,600	76,049
PVH Corp.	475,300	48,476
Samsonite International SA (a)	13,465,800	38,866
Tapestry, Inc.	800,700	32,100
		245,309
TOTAL CONSUMER DISCRETIONARY		1,150,315
CONSUMER STAPLES - 4.5%
Beverages - 0.4%
Keurig Dr. Pepper, Inc.	1,234,700	42,326
Consumer Staples Distribution & Retail - 1.0%
Dollar Tree, Inc. (b)	360,400	37,604
U.S. Foods Holding Corp. (b)	1,028,400	55,935
		93,539
Food Products - 1.9%
Bunge Global SA	548,000	57,666
Darling Ingredients, Inc. (b)	1,269,694	50,445
Lamb Weston Holdings, Inc.	786,000	47,176
The J.M. Smucker Co.	258,000	30,431
		185,718
Personal Care Products - 0.7%
Kenvue, Inc.	3,573,900	66,081
Tobacco - 0.5%
Philip Morris International, Inc.	456,200	52,536
TOTAL CONSUMER STAPLES		440,200
ENERGY - 9.7%
Energy Equipment & Services - 4.0%
Baker Hughes Co. Class A	2,031,700	78,667
Expro Group Holdings NV (b)	2,658,500	61,730
Kodiak Gas Services, Inc.	473,000	13,646
Liberty Energy, Inc. Class A	770,975	18,619
Secure Energy Services, Inc.	5,229,000	46,168
Tenaris SA	1,686,300	26,756
TGS ASA	1,956,300	23,973
Tidewater, Inc. (b)	358,600	35,487
Valaris Ltd. (b)	510,656	40,132
Vallourec SA (b)	2,321,800	37,641
Weatherford International PLC	92,211	10,868
		393,687
Oil, Gas & Consumable Fuels - 5.7%
Antero Resources Corp. (b)	2,127,862	61,751
Canadian Natural Resources Ltd.	1,063,400	37,756
Cenovus Energy, Inc. (Canada)	3,213,481	64,751
Cheniere Energy, Inc.	380,166	69,434
Delek U.S. Holdings, Inc.	1,012,300	24,072
Diamondback Energy, Inc.	148,384	30,020
Energy Transfer LP	2,300,797	37,434
Imperial Oil Ltd.	610,600	43,743
Imperial Oil Ltd. (U.S.) (c)	138,400	9,904
Kosmos Energy Ltd. (b)	3,916,958	21,661
MEG Energy Corp.	758,000	15,707
Phillips 66 Co.	303,721	44,185
Range Resources Corp.	570,686	17,823
Targa Resources Corp.	481,913	65,193
Tourmaline Oil Corp.	469,900	20,676
		564,110
TOTAL ENERGY		957,797
FINANCIALS - 16.6%
Banks - 3.3%
Axos Financial, Inc. (b)	411,869	30,071
Barclays PLC	8,048,900	24,069
East West Bancorp, Inc.	768,566	67,549
First Citizens Bancshares, Inc.	32,992	68,877
First Citizens Bancshares, Inc. Class B	6,100	11,621
KeyCorp	3,340,500	53,882
Popular, Inc.	469,587	48,194
U.S. Bancorp	540,200	24,244
		328,507
Capital Markets - 3.0%
Ameriprise Financial, Inc.	108,700	46,749
BGC Group, Inc. Class A	5,123,200	47,185
Carlyle Group LP	1,078,000	53,620
LPL Financial	164,200	36,374
Onex Corp. (sub. vtg.)	264,200	18,104
Petershill Partners PLC (a)	5,710,400	16,297
Raymond James Financial, Inc.	325,200	37,723
UBS Group AG	1,144,250	34,754
		290,806
Consumer Finance - 1.6%
Ally Financial, Inc.	634,100	28,541
Navient Corp.	1,394,200	22,879
OneMain Holdings, Inc.	1,020,380	53,325
PROG Holdings, Inc.	710,889	32,033
SLM Corp.	1,003,042	22,759
		159,537
Financial Services - 3.7%
Apollo Global Management, Inc.	414,202	51,904
ECN Capital Corp.	9,967,607	15,305
Essent Group Ltd.	784,200	49,279
Global Payments, Inc.	844,200	85,804
NCR Atleos Corp.	1,564,950	50,313
Voya Financial, Inc.	644,700	46,889
WEX, Inc. (b)	328,200	60,208
		359,702
Insurance - 5.0%
AMBAC Financial Group, Inc. (b)	1,608,859	21,221
American Financial Group, Inc.	432,900	56,693
Assurant, Inc.	211,479	36,981
First American Financial Corp.	708,100	42,897
Globe Life, Inc.	310,824	28,826
Hartford Financial Services Group, Inc.	582,900	64,655
Primerica, Inc.	128,743	32,414
Prudential PLC	2,778,438	25,074
Reinsurance Group of America, Inc.	268,049	60,426
Stewart Information Services Corp.	441,870	31,240
The Travelers Companies, Inc.	286,200	61,945
Unum Group	487,000	28,017
		490,389
TOTAL FINANCIALS		1,628,941
HEALTH CARE - 8.8%
Biotechnology - 0.3%
Alnylam Pharmaceuticals, Inc. (b)	12,967	3,079
Exact Sciences Corp. (b)	179,949	8,220
Galapagos NV (b)	841,800	22,505
		33,804
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (b)	32,950	7,640
Baxter International, Inc.	1,234,503	44,220
GE Healthcare Technologies, Inc.	211,829	17,927
Hologic, Inc. (b)	80,922	6,604
Masimo Corp. (b)	50,740	5,428
QuidelOrtho Corp. (b)	1,132,800	44,508
Solventum Corp.	454,894	26,784
STERIS PLC	61,655	14,721
Teleflex, Inc.	144,514	31,926
The Cooper Companies, Inc.	137,073	12,793
Zimmer Biomet Holdings, Inc.	123,129	13,710
		226,261
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (b)	156,905	10,175
AdaptHealth Corp. (b)	2,934,396	33,335
BrightSpring Health Services, Inc.	1,748,400	21,663
Cencora, Inc.	58,541	13,926
Centene Corp. (b)	881,837	67,831
Chemed Corp.	19,591	11,170
Cigna Group	148,749	51,864
CVS Health Corp.	1,140,600	68,812
Encompass Health Corp.	108,798	10,112
Henry Schein, Inc. (b)	264,400	19,021
Humana, Inc.	48,632	17,586
Molina Healthcare, Inc. (b)	15,327	5,231
Tenet Healthcare Corp. (b)	46,446	6,953
		337,679
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	153,036	21,639
Avantor, Inc. (b)	480,904	12,864
Fortrea Holdings, Inc. (b)	2,396,000	66,106
Illumina, Inc. (b)	24,923	3,056
IQVIA Holdings, Inc. (b)	86,788	21,370
West Pharmaceutical Services, Inc.	26,384	8,078
		133,113
Pharmaceuticals - 1.4%
Elanco Animal Health, Inc. (b)	220,700	2,878
Jazz Pharmaceuticals PLC (b)	239,067	26,357
Perrigo Co. PLC	693,200	19,597
Royalty Pharma PLC	169,749	4,782
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,881,600	32,796
Viatris, Inc.	4,019,900	48,480
		134,890
TOTAL HEALTH CARE		865,747
INDUSTRIALS - 19.4%
Air Freight & Logistics - 0.6%
DHL Group	406,000	18,110
FedEx Corp.	145,400	43,947
		62,057
Building Products - 2.2%
AZZ, Inc.	309,700	24,764
Builders FirstSource, Inc. (b)	366,750	61,383
Johnson Controls International PLC	603,400	43,167
Tecnoglass, Inc. (c)	742,300	39,943
UFP Industries, Inc.	347,000	45,780
		215,037
Commercial Services & Supplies - 1.9%
Driven Brands Holdings, Inc. (b)	2,461,800	33,087
HNI Corp.	451,325	24,800
The Brink's Co.	494,500	54,390
The GEO Group, Inc. (b)	1,890,200	27,408
Vestis Corp.	3,823,500	49,591
		189,276
Construction & Engineering - 1.5%
Centuri Holdings, Inc.	614,888	10,152
Fluor Corp. (b)	978,600	47,071
Granite Construction, Inc.	277,800	19,018
MDU Resources Group, Inc.	1,784,800	48,083
Willscot Holdings Corp. (b)	510,600	20,935
		145,259
Electrical Equipment - 1.9%
Acuity Brands, Inc.	122,400	30,765
GrafTech International Ltd.	4,838,609	3,717
Regal Rexnord Corp.	381,356	61,276
Sensata Technologies PLC	1,364,600	53,206
Siemens Energy AG (b)	1,442,700	42,016
		190,980
Ground Transportation - 2.1%
Ryder System, Inc.	404,170	56,648
Saia, Inc. (b)	44,900	18,761
TFI International, Inc. (Canada)	269,000	41,872
U-Haul Holding Co. (non-vtg.)	707,725	45,103
XPO, Inc. (b)	416,700	47,875
		210,259
Machinery - 4.7%
Allison Transmission Holdings, Inc.	687,429	60,899
Atmus Filtration Technologies, Inc.	1,744,500	53,800
Barnes Group, Inc.	689,900	27,831
Chart Industries, Inc. (b)(c)	235,700	37,967
CNH Industrial NV	4,134,200	44,029
Gates Industrial Corp. PLC (b)	3,151,600	58,588
Oshkosh Corp.	399,700	43,427
PACCAR, Inc.	285,500	28,167
Terex Corp.	792,200	50,115
Timken Co.	669,296	58,195
		463,018
Professional Services - 2.6%
Clarivate PLC (b)(c)	4,483,300	30,217
Concentrix Corp.	743,800	52,438
Dun & Bradstreet Holdings, Inc.	2,104,300	22,895
First Advantage Corp. (c)	1,902,900	32,768
Genpact Ltd.	780,300	27,053
ManpowerGroup, Inc.	447,300	34,254
WNS Holdings Ltd.	849,400	50,607
		250,232
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (b)	246,800	25,371
GMS, Inc. (b)	403,600	38,838
Herc Holdings, Inc.	345,400	53,827
WESCO International, Inc.	372,600	65,186
		183,222
TOTAL INDUSTRIALS		1,909,340
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 1.0%
Ciena Corp. (b)	612,000	32,277
Lumentum Holdings, Inc. (b)	1,374,494	71,171
		103,448
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd. (b)	1,511,311	48,589
Jabil, Inc.	414,900	46,747
		95,336
IT Services - 0.4%
GoDaddy, Inc. (b)	300,400	43,693
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (b)	698,800	54,681
Software - 0.5%
NCR Voyix Corp. (b)	3,316,300	48,915
TOTAL INFORMATION TECHNOLOGY		346,073
MATERIALS - 10.2%
Chemicals - 4.6%
Axalta Coating Systems Ltd. (b)	630,837	22,489
Cabot Corp.	318,300	31,922
Celanese Corp.	148,416	20,949
Corteva, Inc.	744,951	41,792
Lanxess AG	1,042,300	27,276
Methanex Corp.	961,019	46,696
OCI NV	1,410,100	33,955
Olin Corp.	962,100	43,881
Syensqo SA	464,200	41,060
The Chemours Co. LLC	2,554,345	61,739
Tronox Holdings PLC	1,636,655	26,448
Westlake Corp.	341,915	50,556
		448,763
Construction Materials - 0.7%
Eagle Materials, Inc.	73,100	19,905
GCC S.A.B. de CV	1,800,766	15,290
Martin Marietta Materials, Inc.	47,153	27,978
Titan Cement International Trading SA	36,103	1,285
		64,458
Containers & Packaging - 2.6%
Berry Global Group, Inc.	730,700	48,022
Graphic Packaging Holding Co.	1,287,100	38,742
International Paper Co.	1,555,393	72,295
O-I Glass, Inc. (b)	1,904,184	25,440
Smurfit Westrock PLC	1,607,936	72,100
		256,599
Metals & Mining - 1.4%
Compass Minerals International, Inc. (c)	729,000	9,696
Constellium NV (b)	3,297,414	58,727
First Quantum Minerals Ltd.	2,760,763	33,793
Radius Recycling, Inc. Class A	685,000	12,412
Steel Dynamics, Inc.	193,277	25,748
		140,376
Paper & Forest Products - 0.9%
Interfor Corp. (b)(d)	3,654,013	47,983
Louisiana-Pacific Corp.	419,150	41,144
		89,127
TOTAL MATERIALS		999,323
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Camden Property Trust (SBI)	270,400	29,947
EastGroup Properties, Inc.	294,700	55,106
Extra Space Storage, Inc.	279,300	44,582
Iron Mountain, Inc.	239,800	24,594
Lamar Advertising Co. Class A	188,800	22,630
Outfront Media, Inc.	2,697,100	43,747
Prologis, Inc.	303,102	38,206
Sun Communities, Inc.	315,800	40,021
Ventas, Inc.	1,448,500	78,856
Welltower, Inc.	530,000	58,963
		436,652
Real Estate Management & Development - 0.7%
Compass, Inc. (b)	10,820,600	47,502
Newmark Group, Inc. Class A	1,890,500	24,539
		72,041
TOTAL REAL ESTATE		508,693
UTILITIES - 6.4%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	559,300	54,879
Constellation Energy Corp.	200,969	38,144
Edison International	685,584	54,854
Entergy Corp.	385,500	44,706
FirstEnergy Corp.	1,495,300	62,668
PG&E Corp.	5,736,000	104,683
SSE PLC	1,632,800	39,473
		399,407
Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	227,400	16,864
UGI Corp.	1,268,700	31,438
		48,302
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	4,225,200	75,166
Vistra Corp.	847,200	67,115
		142,281
Multi-Utilities - 0.4%
Sempra	487,800	39,053
TOTAL UTILITIES		629,043
TOTAL COMMON STOCKS (Cost $7,748,329)		9,765,537

U.S. Treasury Obligations - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.32% 8/15/24 to 10/10/24 (f) (Cost $4,454)	4,480	4,454

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	70,787,021	70,801
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	69,066,359	69,073
TOTAL MONEY MARKET FUNDS (Cost $139,874)		139,874

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $7,892,657)	9,909,865
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(84,836)
NET ASSETS - 100.0%	9,825,029

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	112	Sep 2024	34,945	1,677	1,677

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,213,000 or 0.9% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,900,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	32,997	2,714,481	2,676,681	3,469	4	-	70,801	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	174,301	1,287,603	1,392,831	2,079	-	-	69,073	0.3%
Total	207,298	4,002,084	4,069,512	5,548	4	-	139,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Interfor Corp.	15,768	39,991	5,642	-	(285)	(1,849)	47,983
Total	15,768	39,991	5,642	-	(285)	(1,849)	47,983

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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